[Lexington Realty Trust Letterhead]

March 11, 2009

TRANSMITTED VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Lexington Realty Trust (SEC File No. 1-12386) Registration Statement on Form S-3

Ladies and Gentlemen:

Transmitted via EDGAR is a copy of our Registration Statement on Form S-3 for filing under the Securities Act of 1933, as amended.  This Registration Statement is being filed pursuant to the guidance set forth in Question 198.06 of the Division of Corporation Finance Securities Act Rules Compliance and Disclosure Interpretations.

Lexington Realty Trust will not request acceleration of the effectiveness of the Registration Statement until it has filed the Part III information that will be incorporated by reference into its Annual Report on Form 10-K for the year ended December 31, 2008, which was filed on March 2, 2009.

Lexington Realty Trust previously filed a Registration Statement on Form S-3 (No. 333-156561) on January 5, 2009, which has been reviewed by Tom Kluck and Erin Martin of the Division of Corporation Finance, but has not yet been declared effective.

Please telephone Joseph S. Bonventre at (212) 692-7250, collect, at any time, with any questions you may have or for any further information you may desire.

Sincerely,

LEXINGTON REALTY TRUST

By:           /s/ T. Wilson Eglin
Name:  T. Wilson Eglin
Title:    Chief Executive Officer, President and Chief Operating Officer